Stock Based Compensation and Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Stock Based Compensation and Common Stock

11.	Stock-based Compensation and Common Stock

Stock-based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, Compensation-Stock Compensation (“ASC 718”). Under the fair value recognition provisions of this topic, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense over the requisite service period, which is the vesting period, less actual forfeitures.

Compensation expense for stock option awards was determined by applying the Black-Scholes option-pricing model on the appraised value of the underlying share price for each stock on the grant date. Calculating the fair value of stock option awards requires the input of subjective assumptions such as the expected average life of the award (in years), the expected rate of volatility, the risk free interest rate and the expected dividend yield. Other reasonable assumptions could provide differing results.

The fair value of RSUs classified as equity awards is based on the closing price of the Company’s common stock on the grant date. On average, these time-based RSUs vest in increments over a period of three years.

In May 2023, the Company granted RSUs that vest over various periods, ranging from immediate to increments over a period of three years. The Company has generally accounted for these time-based RSUs as liability classified awards; as such, the RSUs will be measured at fair value at the grant date and remeasured at the end of each reporting period until fully vested. The awards are granted at a fixed dollar amount settled in a variable number of shares, as such, the fair value approximates the fixed dollar amount at inception. RSUs granted and classified as equity awards are measured at fair value based on the closing price of the company’s common stock on the grant date. These time-based RSUs vest in increments over a period of three years.

Compensation cost for time based RSUs is recognized on a straight-line basis over the requisite service period, which is the vesting period. In accordance with ASC 718-10-35-8, the amount of compensation cost recognized will at least equal the portion of the grant-date value of the award that is vested at that date.

A summary of stock-based compensation recognized during the three and six months ended June 30, 2023 and 2022 is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022

Stock options	$4,137	$10,086	$10,047	$23,907
Restricted stock units (classified as equity)	226	166	279	300
Restricted stock units (classified as liabilities)	1,291	-	1,291	-
Total stock-based compensation expense	$5,654	$10,252	$11,617	$24,207

As of June 30, 2023, the total unrecognized compensation related to outstanding stock option awards and restricted stock units was $30.7 million, which the Company expects to recognize over a weighted-average period of approximately 2.9 years. Total unrecognized stock-based compensation will be adjusted for actual forfeitures.

2023 Omnibus Incentive Plan

On May 12, 2023, the Company adopted the 2023 Omnibus Incentive Plan (the "Plan"). The purposes of the Plan are to a) encourage the profitability and growth of the Company through short and long-term incentives that are consistent with the Company’s objectives; (b) give participants an incentive for excellence in individual performance; (c) promote teamwork among participants; and (d) give the Company a significant advantage in attracting and retaining key employees, directors and consultants. To accomplish such purposes, the Plan provides that the Company may grant (i) Options, (ii) Stock Appreciation Rights, (iii) Restricted Shares, (iv) Restricted Stock Units, (v) Performance-Based Awards (including performance-based Restricted Shares and Restricted Stock Units), (vi) Other Share-Based Awards, (vii) Other Cash-Based Awards or (viii) any combination of the foregoing. The Plan was originally adopted in connection with the consummation of the Company’s Reorganization Merger as contemplated by that certain agreement and plan of merger, dated as of April 14, 2023, by and among the Company, Atlis Motor Vehicles Inc., and such other parties to the agreement.

With respect to awards granted under the Plan and in accordance with the Plan, the Company's Board of Directors (or the “Administrator”) is authorized to deliver an aggregate of 350 million shares of Common Stock to be reserved and available for issuance under the Plan (the “Initial Share Limit”), which includes (i) 250 million shares of Common Stock available for new issuances under the Plan and (ii) 100 million shares of Common Stock relating to a portion of outstanding stock options and restricted stock units assumed by the Company in connection with the Reorganization Merger; provided, that the total number of shares of Common Stock that will be reserved, and that may be issued, under the Plan will automatically increase on the first trading day of each calendar year, beginning with calendar year 2024, by a number of Common Shares equal to five percent (5%) of the total number of Outstanding Shares on the last day of the prior calendar year. Notwithstanding the foregoing, the Administrator may act prior to January 1 of a given year to provide that there will be no such increase in the share reserve for that year or that the increase in the share reserve for such year will be a lesser number of Common Shares than provided herein.

Common Stock

As described in Note 1, on May 12, 2023, Atlis Motor Vehicles Inc. (“Atlis”) completed its Reorganization merger to Nxu, Inc., a Delaware Corporation (the “Company” or “Nxu”). At the effective time of the Reorganization Merger, all of the issued and outstanding shares of Atlis’s Class A common stock, par value $0.0001 per share (“Atlis Class A Common Stock”) were converted automatically on a one-for-one basis into shares of Nxu’s Class A common stock, par value $0.0001 per share (“Nxu Class A Common Stock”) and all of the issued and outstanding shares of Atlis’s Class D common stock, par value $0.0001 per share (“Atlis Class D Common Stock” and, together with Atlis Class A Common Stock, “Atlis Common Stock”) were converted automatically on a one-for-one basis into shares of Nxu’s Class B common stock, par value $0.0001 per share (“Nxu Class B Common Stock” and, together with Nxu Class A Common Stock, “Nxu Common Stock”), and, as a result, the current stockholders of Atlis automatically became stockholders of Nxu, holding the same number and percentage of shares of Nxu Common Stock as they held of Atlis Common Stock as of immediately prior to the Reorganization Merger.

Issuance and conversion of shares of common stock pursuant to the Reorganization Merger are considered transactions between entities under common control. As a result, the condensed consolidated financial statements for periods prior to these transactions have been adjusted to combine the previously separate entities for presentation purposes.

Pursuant to the Company's Reorganization Merger, each share of Atlis Motor Vehicles, Inc Class A common stock was converted into one validly issued, fully paid and nonassessable share of Nxu, Inc. Class A common stock and each share of Atlis Motor Vehicles, Inc Class D common stock was converted into one validly issued, fully paid and nonassessable share of Nxu, Inc. Class B common stock. Except as otherwise required by applicable law, and the voting rights described below, shares of Class A common stock and Class B common stock shall have the same rights, privileges and powers, rank equally, share ratably and be identical in all respects and as to all matters. The voting, dividend, liquidation and other rights, powers and preferences of the holders of Class A common stock and Class B common stock are subject to and qualified by the rights, powers and preferences of the holders of the preferred stock of any series as may be designated by the Board of Directors of the Corporation (the “Board”) upon any issuance of the preferred stock of any series.

In 2021 and 2022, the Company issued Class B shares of common stock. These shares are not traded openly nor available for sale to the public. Class B shares are offered only to the (1) Chief Executive Officer and (2) President of the Company. At all meetings of stockholders and on all matters submitted to a vote of stockholders of the Corporation generally, each holder of Class A common stock, as such, shall have the right to one (1) vote per share of Class A common stock held of record by such holder and each holder of Class B common stock, as such, shall have the right to ten (10) votes per share of Class B common stock held of record by such holder. The shares of Class B common stock are not entitled to receive any dividends or any distribution upon voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company. Class B shares are not convertible, are deemed to have no economic value, and upon a holder’s cessation of service to the Company, such holder shall, on the one-year anniversary of such cessation, surrender to the Company for no consideration all shares of Class B shares owned by such holder. Shares of Class B common stock were issued to the (1) Chief Executive Officer and (2) President in the amount of 31,125,370 shares as of December 31, 2022.

In addition, at the effective time of the Reorganization Merger, (i) each outstanding option to purchase shares of Atlis Class A Common Stock (“Atlis Option”), whether vested or unvested, automatically converted into an option to purchase shares of Nxu Class A Common Stock (a “Nxu Option”) and (ii) each outstanding Atlis restricted share unit (an “Atlis Restricted Share”), whether vested or unvested, automatically converted into a restricted stock unit of Nxu (a “Nxu RSU”). Each Nxu Option is subject to terms and conditions consistent with the Employee Stock Option Plan and the applicable Atlis Option award agreement as in effect immediately prior to the effective time. Each Nxu RSU is subject to terms and conditions consistent with the applicable Atlis Restricted Share award agreement as in effect immediately prior to the effective time.

At the effective time of the Reorganization Merger, (i) each outstanding Senior Secured Original Issue 10% Discount Convertible Promissory Note (an “Atlis Note”) convertible into shares of Atlis Class A Common Stock automatically converted into a Senior Secured Original Issue 10% Discount Convertible Promissory Note convertible into shares of Nxu Class A Common Stock (a “Nxu Note”) and (ii) each outstanding warrant to purchase shares of Atlis Class A Common Stock (an “Atlis Warrant”) automatically converted into a warrant to purchase shares of Nxu Class A Common Stock (a “Nxu Warrant”). Each Nxu Note is subject to terms and conditions consistent with the applicable Atlis Note as in effect immediately prior to the effective time. Each Nxu Warrant is subject to terms and conditions consistent with the applicable Atlis Warrant as in effect immediately prior to the effective time.

In connection with the Reorganization Merger, Nxu replaced Atlis as the publicly held corporation traded on the Nasdaq Stock Market LLC (“Nasdaq”). On May 15, 2023, shares of Nxu Class A Common Stock commenced trading under the ticker symbol “NXU” on Nasdaq.

The total number of shares of all classes of capital stock which the Company has authority to issue is 5,010,000,000 shares, consisting of (1) 5,000,000,000 authorized shares of common stock, including (a) 4,000,000,000 authorized shares of Class A Common Stock, (b) 1,000,000,000 authorized shares of Class B common stock and (2) 10,000,000 authorized shares of preferred stock, par value $0.0001 per share.

Schedule of common stock outstanding by class are as follows:

	June 30, 2023	December 31, 2022

Class A shares	38,174,853	9,763,838
Class B shares	33,825,370	31,125,370
Total shares outstanding	72,000,223	40,889,208

11.	Stock Based Compensation and Common Stock

The Company accounts for stock-based compensation in accordance with ASC Topic 718, Compensation-Stock Compensation, (“ASC 718”). Under the fair value recognition provisions of this topic, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense over the requisite service period, which is the vesting period.

Prior to and up until the quarter ended September 30, 2021, the Company awarded employees grants in common stock as part of employee compensation, which typically vested over four years. Upon vesting, the company recorded employee stock compensation to additional paid-in-capital as the shares were vested but not issued. The share value was calculated based on the most recent funding event. Subsequently, the Company changed its accounting policy to value company shares based on appraisal of fair market value that considered all available information material to the value of the Company, including the present value of anticipated future cash flows and other relevant factors such as a discount for lack of marketability. The same method was applied retrospectively to value stock grant awards in prior years.

On August 24, 2021, the Company offered employees the option to convert their vested stock grants into stock options at weighted average conversion ratio of approximately 6.64 options for every share grant. A condition of the conversion was the relinquishment of all prior awarded stock through the August 24, 2021, conversion date. Although not all, a majority of former and current employees at the time elected to convert their shares to options. The Company accounted for this transaction as a modification as per ASC 718. As a result, the company recorded approximately $115 million of incremental compensation expense as of December 31, 2021. The originally vested stock grants were unissued as of the modification date with the exception of 10,000,000 Class A shares held by the Company’s Chief Executive Officer, who subsequently relinquished these on August 24, 2021.

On August 24,2021, the Company issued 25,725,370 Class B stock to the Company’s Chief Executive Officer and the President.

Between August 24, 2021, and December 31, 2021, the Company awarded 578,400 stock options to new employees, non-employees and to our Board of Directors.

On June 17, 2022, the Company agreed with a third party who provided a rent guarantee to the Company’s landlord on the Company’s building in Mesa, Arizona to exchange 75,000 shares of Class A common stock for 10,000 shares of Class C common stock. The Company recorded General and Administrative expenses of $572 thousand on the Company’s Condensed Consolidated Statements of operations for the year ended December 31, 2022, resulting from consideration provided for the loss of perquisites afforded to the Class C shareholder.

The Company recorded $41.5 million and $123.2 million in stock based compensation expense for the years ended December 31, 2022, and 2021, respectively.

The Company uses the Black-Scholes option-pricing method for valuing stock option awards. Calculating the fair value of stock option awards requires the input of subjective assumptions. Other reasonable assumptions could provide differing results. The fair value of stock options at the grant date was determined using the following assumptions for the years ended December 31, 2022, and 2021.

	Years ended December 31,
	2022	2021

Expected average life (years)	7.0	7.0
Expected volatility	75.33%	73.56%
Risk-free interest rate	1.65%	0.06%
Expected dividend yield	-%	-%

Compensation expense was determined by applying the Black-Scholes model on the appraised value of the underlying share price for each stock on the grant date.

A summary of the Company’s outstanding stock options and restricted stock units (“RSU”) as of December 31, 2022, and changes during the year is presented below:

	Options			RSUs
	Shares	Weighted average exercise price	Weighted average contractual term (in years)	Shares	Weighted average grant date fair value
Outstanding, December 31, 2021	45,486,067	$7.00	7	1,344,657	$-
Granted	946,800		7	110,000	7.00
Exercised	(37,100)	-		-	-
Forfeited	(899,063)	7.00		(7,456)	-
Shares issued	-			(1,278,858)
Unissued shares converted to options	78,343			(78,343)
Expired	-	-		-	-
Outstanding, December 31, 2022	45,575,047	$7.00	7	90,000	7.00
Exercisable, December 31, 2022	33,425,287	$7.00	7	-	-

Common Stock

The total number of shares of common stock the Company has authority to issue is 96,248,541 at $0.0001 par value per share.

In 2021 and 2022, the Company issued Class B shares of Common Stock. These shares are not traded openly or available for sale to the public. Class B shares are offered only to the President and the Chief Executive Officer of the Company. Each Class B share of common stock is granted ten votes compared to Class A shares of common stock which are granted one vote per share. The shares of Class B Stock are not entitled to receive any dividends or any distribution on a voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company. Class B shares are not convertible, are deemed to have no economic value, and upon a holder’s cessation of service to the Company, such holder shall, on the one-year anniversary of such cessation, surrender to the Company for no consideration all shares of Class B Stock owned by such holder. Class B stock were issued to the Chief Executive Officer and President in the amount of 31,125,370 shares as of December 31, 2022.

The breakdown of common stock by class at December 31, 2022, and December 31, 2021, were as follows:

	December 31,
	2022	2021

Class A	9,763,838	6,854,576
Class C	-	5,000
Class B	31,125,370	25,725,370
Total Shares Outstanding	40,889,208	32,584,946

Reorganization, Merger and Incorporation of Nxu, Inc.

As described in Note 1, on May 12, 2023, Atlis Motor Vehicles Inc. (“Atlis”) completed its Reorganization merger to Nxu, Inc., a Delaware Corporation (the “Company” or “Nxu”). At the effective time of the Reorganization Merger, all of the issued and outstanding shares of Atlis’s Class A common stock, par value $0.0001 per share (“Atlis Class A Common Stock”) were converted automatically on a one-for-one basis into shares of Nxu’s Class A common stock, par value $0.0001 per share (“Nxu Class A Common Stock”) and all of the issued and outstanding shares of Atlis’s Class D common stock, par value $0.0001 per share (“Atlis Class D Common Stock” and, together with Atlis Class A Common Stock, “Atlis Common Stock”) were converted automatically on a one-for-one basis into shares of Nxu’s Class B common stock, par value $0.0001 per share (“Nxu Class B Common Stock” and, together with Nxu Class A Common Stock, “Nxu Common Stock”), and, as a result, the current stockholders of Atlis automatically became stockholders of Nxu, holding the same number and percentage of shares of Nxu Common Stock as they held of Atlis Common Stock as of immediately prior to the Reorganization Merger.

Issuance and conversion of shares of common stock pursuant to the Reorganization Merger are considered transactions between entities under common control. As a result, the condensed consolidated financial statements for periods prior to these transactions have been adjusted to combine the previously separate entities for presentation purposes.

Pursuant to the Company's Reorganization Merger, each share of Atlis Motor Vehicles, Inc Class A common stock was converted into one validly issued, fully paid and nonassessable share of Nxu, Inc. Class A common stock and each share of Atlis Motor Vehicles, Inc Class D common stock was converted into one validly issued, fully paid and nonassessable share of Nxu, Inc. Class B common stock. Except as otherwise required by applicable law, and the voting rights described below, shares of Class A common stock and Class B common stock shall have the same rights, privileges and powers, rank equally, share ratably and be identical in all respects and as to all matters. The voting, dividend, liquidation and other rights, powers and preferences of the holders of Class A common stock and Class B common stock are subject to and qualified by the rights, powers and preferences of the holders of the preferred stock of any series as may be designated by the Board of Directors of the Corporation (the “Board”) upon any issuance of the preferred stock of any series.

In 2021 and 2022, the Company issued Class B shares of common stock. These shares are not traded openly nor available for sale to the public. Class B shares are offered only to the (1) Chief Executive Officer and (2) President of the Company. At all meetings of stockholders and on all matters submitted to a vote of stockholders of the Corporation generally, each holder of Class A common stock, as such, shall have the right to one (1) vote per share of Class A common stock held of record by such holder and each holder of Class B common stock, as such, shall have the right to ten (10) votes per share of Class B common stock held of record by such holder. The shares of Class B common stock are not entitled to receive any dividends or any distribution upon voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company. Class B shares are not convertible, are deemed to have no economic value, and upon a holder’s cessation of service to the Company, such holder shall, on the one-year anniversary of such cessation, surrender to the Company for no consideration all shares of Class B shares owned by such holder. Shares of Class B common stock were issued to the (1) Chief Executive Officer and (2) President in the amount of 31,125,370 shares as of December 31, 2022.

In addition, at the effective time of the Reorganization Merger, (i) each outstanding option to purchase shares of Atlis Class A Common Stock (“Atlis Option”), whether vested or unvested, automatically converted into an option to purchase shares of Nxu Class A Common Stock (a “Nxu Option”) and (ii) each outstanding Atlis restricted share unit (an “Atlis Restricted Share”), whether vested or unvested, automatically converted into a restricted stock unit of Nxu (a “Nxu RSU”). Each Nxu Option is subject to terms and conditions consistent with the Employee Stock Option Plan and the applicable Atlis Option award agreement as in effect immediately prior to the effective time. Each Nxu RSU is subject to terms and conditions consistent with the applicable Atlis Restricted Share award agreement as in effect immediately prior to the effective time.

At the effective time of the Reorganization Merger, (i) each outstanding Senior Secured Original Issue 10% Discount Convertible Promissory Note (an “Atlis Note”) convertible into shares of Atlis Class A Common Stock automatically converted into a Senior Secured Original Issue 10% Discount Convertible Promissory Note convertible into shares of Nxu Class A Common Stock (a “Nxu Note”) and (ii) each outstanding warrant to purchase shares of Atlis Class A Common Stock (an “Atlis Warrant”) automatically converted into a warrant to purchase shares of Nxu Class A Common Stock (a “Nxu Warrant”). Each Nxu Note is subject to terms and conditions consistent with the applicable Atlis Note as in effect immediately prior to the effective time. Each Nxu Warrant is subject to terms and conditions consistent with the applicable Atlis Warrant as in effect immediately prior to the effective time.

In connection with the Reorganization Merger, Nxu replaced Atlis as the publicly held corporation traded on the Nasdaq Stock Market LLC (“Nasdaq”). On May 15, 2023, shares of Nxu Class A Common Stock commenced trading under the ticker symbol “NXU” on Nasdaq.

The total number of shares of all classes of capital stock which the Company has authority to issue is 5,010,000,000 shares, consisting of (1) 5,000,000,000 authorized shares of common stock, including (a) 4,000,000,000 authorized shares of Class A Common Stock, (b) 1,000,000,000 authorized shares of Class B common stock and (2) 10,000,000 authorized shares of preferred stock, par value $0.0001 per share.